OTHER LONG TERM LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Oct. 31, 2015 vessel	Dec. 31, 2013 vessel	Dec. 31, 2007 USD ($) vessel
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit		$ 6,124	$ 11,960
Obligations under capital leases - long-term portion		118,754	0
Other items		4	3
Other long-term liabilities		$ 124,882	$ 11,963
Number of offshore supply vessels acquired | vessel						6
Seller's credit received						$ 37,000
Related Party Transaction [Line Items]
Number of container vessels contracted to be chartered in | vessel		1	2	2
Term of lease or charter	8 years	15 years	15 years
Deep Sea Supply BTG [Member]
Related Party Transaction [Line Items]
Number of offshore supply vessels | vessel					5